Information by Segment - Summary of Assets and Liabilities by Segment (Detail) in Thousands	12 Months Ended
	Dec. 31, 2020 CLP ($)	Dec. 31, 2019 CLP ($)	Dec. 31, 2020 CLF ( )	Dec. 31, 2020 CLP ($)	Dec. 31, 2019 CLF ( )	Dec. 31, 2019 CLP ($)	Dec. 31, 2018 CLP ($)	Dec. 31, 2017 CLP ($)	Dec. 20, 2017 CLP ($)
Disclosure Of Segment Assets And Liabilities [Line Items]
TOTAL CURRENT ASSETS				$ 1,026,401,196,000		$ 1,018,212,660,000
Cash and cash equivalents				332,036,013,000		235,684,500,000
Other current financial assets				3,352,404,000		1,310,595,000
Other current non-financial assets				19,801,573,000		34,634,563,000
Trade and other receivables, current				554,886,639,000		511,455,330,000
Current accounts receivable from related parties				57,976,125,000		68,182,133,000
Inventories				23,310,029,000		39,672,250,000
Current tax assets				35,038,413,000		127,273,289,000
TOTAL NON-CURRENT ASSETS				6,878,070,388,000		6,839,775,504,000
Other non-current financial assets				20,660,450,000		7,220,620,000
Other non-current non-financial assets				65,787,215,000		38,050,184,000
Trade and other non-current receivables				445,016,566,000		313,574,385,000
Non-Current accounts payable from related companies	$ 48,358,915,000	$ 34,407,142,000
Investments accounted for using the equity method				12,992,803,000		7,928,588,000	$ 12,873,531,000
Intangible assets other than goodwill			165,114,521	165,114,521,000	132,278,593	132,278,593,000	115,372,393,000
Goodwill				915,705,369,000		917,352,974,000	915,044,725,000
Property, plant and equipment				5,033,496,472,000		5,304,476,114,000	5,290,992,961,000
Investment property				7,421,940,000		6,795,155,000	7,557,356,000
Assets for right of use				55,502,192,000		55,843,510,000
Deferred tax assets				108,013,945,000		21,848,239,000
TOTAL ASSETS				7,904,471,584,000		7,857,988,164,000
TOTAL CURRENT LIABILITIES				1,045,480,165,000		1,041,299,852,000
Other current financial liabilities				157,499,141,000		208,814,561,000
Current lease liabilities				7,007,711,000		5,842,015,000
Trade and other payables, current			627,958,022	627,958,022,000		599,263,208,000
Current accounts payable to related parties				130,053,962,000		159,809,887,000
Other current provisions				3,434,804,000		4,065,965,000
Current tax liabilities				72,359,944,000		17,995,833,000
Other current non-financial liabilities				47,166,581,000		45,508,383,000
TOTAL NON-CURRENT LIABILITIES				3,264,716,920,000		3,069,404,660,000
Other non-current financial liabilities				1,483,589,126,000		1,692,604,245,000
Non-current lease liabilities				44,857,807,000		47,565,674,000
Trade and other payables non-current				117,210,059,000		56,250,085,000
Non-Current accounts payable to related parties				1,164,044,462,000		784,373,484,000
Other long-term provisions				210,241,671,000		171,860,282,000
Deferred tax liabilities				168,057,562,000		249,284,641,000
Non-current provisions for employee benefits				75,538,265,000		66,163,490,000
Other non-current non-financial liabilities				1,177,968,000		1,302,759,000
TOTAL EQUITY				3,594,274,499,000		3,747,283,652,000	3,674,163,781,000	$ 3,786,961,657,000
Equity attributable to Enel Chile				3,351,915,790,000		3,484,697,986,000
Allocated capital				3,882,103,470,000		3,882,103,470,000			$ 1,891,727,278,668
Retained earnings				1,747,437,805,000		2,008,103,651,000
Other reserves				(2,277,625,485,000)		(2,405,509,135,000)	$ (2,375,672,564,000)	$ (997,330,548,000)
Non-controlling interests				242,358,709,000		262,585,666,000
TOTAL LIABILITIES AND EQUITY				7,904,471,584,000		7,857,988,164,000
Operating Segments [Member] | Generation [Member]
Disclosure Of Segment Assets And Liabilities [Line Items]
TOTAL CURRENT ASSETS				581,661,790,000		941,262,837,000
Cash and cash equivalents				4,971,820,000		26,391,853,000
Other current financial assets				2,562,093,000		489,658,000
Other current non-financial assets				11,665,802,000		8,908,239,000
Trade and other receivables, current				285,241,891,000		230,670,997,000
Current accounts receivable from related parties				232,991,789,000		587,067,775,000
Inventories				18,163,284,000		34,705,515,000
Current tax assets				26,065,111,000		53,028,800,000
TOTAL NON-CURRENT ASSETS				4,722,779,027,000		4,771,905,050,000
Other non-current financial assets				20,660,446,000		7,189,431,000
Other non-current non-financial assets				62,608,451,000		34,903,436,000
Trade and other non-current receivables				166,469,458,000		88,225,632,000
Non-Current accounts payable from related companies	141,649,129,000	80,926,788,000
Investments accounted for using the equity method				9,551,139,000		7,928,588,000
Intangible assets other than goodwill				94,464,506,000		76,077,944,000
Goodwill				32,682,252,000		33,135,272,000
Property, plant and equipment				4,037,877,000,000		4,370,419,860,000
Assets for right of use				50,373,648,000		52,155,733,000
Deferred tax assets				106,442,998,000		20,942,366,000
TOTAL ASSETS				5,304,440,817,000		5,713,167,887,000
TOTAL CURRENT LIABILITIES				903,590,885,000		844,513,549,000
Other current financial liabilities				155,592,371,000		206,888,115,000
Current lease liabilities				5,495,257,000		5,039,971,000
Trade and other payables, current				416,425,675,000		300,957,548,000
Current accounts payable to related parties				237,326,397,000		296,861,070,000
Other current provisions				2,933,069,000		3,619,734,000
Current tax liabilities				65,963,158,000		17,717,789,000
Other current non-financial liabilities				19,854,958,000		13,429,322,000
TOTAL NON-CURRENT LIABILITIES				1,647,789,150,000		1,899,077,568,000
Other non-current financial liabilities				774,737,983,000		954,402,603,000
Non-current lease liabilities				41,147,046,000		44,572,348,000
Trade and other payables non-current				4,286,773,000		2,281,053,000
Non-Current accounts payable to related parties				457,825,939,000		486,839,484,000
Other long-term provisions				194,653,912,000		160,006,401,000
Deferred tax liabilities				152,083,137,000		231,156,234,000
Non-current provisions for employee benefits				23,054,360,000		19,819,445,000
TOTAL EQUITY				2,753,060,782,000		2,969,576,770,000
Equity attributable to Enel Chile				2,753,060,782,000		2,969,576,770,000
Allocated capital				1,403,737,121,000		1,185,731,351,000
Retained earnings				1,473,514,878,000		1,735,720,458,000
Share Premium				85,511,492,000		85,511,492,000
Treasury shares				(252,632,367,000)
Other reserves				42,929,658,000		(37,386,531,000)
TOTAL LIABILITIES AND EQUITY				5,304,440,817,000		5,713,167,887,000
Operating Segments [Member] | Distribution [Member]
Disclosure Of Segment Assets And Liabilities [Line Items]
TOTAL CURRENT ASSETS				282,024,842,000		289,393,932,000
Cash and cash equivalents				3,657,471,000		2,331,365,000
Other current financial assets				29,977,000		64,220,000
Other current non-financial assets				2,830,106,000		8,868,077,000
Trade and other receivables, current				259,172,712,000		260,840,410,000
Current accounts receivable from related parties				4,269,460,000		10,115,510,000
Inventories				3,397,415,000		3,150,943,000
Current tax assets				8,667,701,000		4,023,407,000
TOTAL NON-CURRENT ASSETS				1,369,182,558,000		1,175,550,962,000
Other non-current financial assets				4,000		22,741,000
Other non-current non-financial assets				2,791,875,000		2,576,585,000
Trade and other non-current receivables				277,378,406,000		157,051,933,000
Intangible assets other than goodwill				65,335,352,000		51,360,795,000
Goodwill				2,240,478,000		2,240,478,000
Property, plant and equipment				1,015,249,248,000		957,752,454,000
Assets for right of use				5,117,436,000		3,640,103,000
Deferred tax assets				1,069,759,000		905,873,000
TOTAL ASSETS				1,651,207,400,000		1,464,944,894,000
TOTAL CURRENT LIABILITIES				335,412,469,000		317,248,207,000
Other current financial liabilities				77,554,000		1,000
Current lease liabilities				1,505,677,000		738,782,000
Trade and other payables, current				190,709,618,000		200,472,938,000
Current accounts payable to related parties				118,883,364,000		87,507,312,000
Current tax liabilities				95,556,000		34,718,000
Other current non-financial liabilities				24,140,700,000		28,494,456,000
TOTAL NON-CURRENT LIABILITIES				415,149,858,000		301,769,861,000
Other non-current financial liabilities				4,000
Non-current lease liabilities				3,704,860,000		2,993,326,000
Trade and other payables non-current				112,922,799,000		53,968,545,000
Non-Current accounts payable to related parties				228,805,329,000		182,031,404,000
Other long-term provisions				15,587,759,000		11,853,881,000
Deferred tax liabilities				20,212,892,000		19,818,625,000
Non-current provisions for employee benefits				32,738,247,000		29,801,321,000
Other non-current non-financial liabilities				1,177,968,000		1,302,759,000
TOTAL EQUITY				900,645,073,000		845,926,826,000
Equity attributable to Enel Chile				900,645,073,000		845,926,826,000
Allocated capital				230,137,980,000		230,137,980,000
Retained earnings				988,991,623,000		933,560,288,000
Share Premium				354,220,000		354,220,000
Other reserves				(318,838,750,000)		(318,125,662,000)
TOTAL LIABILITIES AND EQUITY				1,651,207,400,000		1,464,944,894,000
Holdings, Eliminations and Others [Member]
Disclosure Of Segment Assets And Liabilities [Line Items]
TOTAL CURRENT ASSETS				(162,714,564,000)		212,444,109,000
Cash and cash equivalents				(323,406,722,000)		(206,961,282,000)
Other current financial assets				(760,334,000)		(756,717,000)
Other current non-financial assets				(5,305,665,000)		(16,858,247,000)
Trade and other receivables, current				(10,472,036,000)		(19,943,923,000)
Current accounts receivable from related parties				(179,285,124,000)		(529,001,152,000)
Inventories				(1,749,330,000)		(1,815,792,000)
Current tax assets				(305,601,000)		(70,221,082,000)
TOTAL NON-CURRENT ASSETS				(786,108,803,000)		(892,319,492,000)
Other non-current financial assets						(8,448,000)
Other non-current non-financial assets				(386,889,000)		(570,163,000)
Trade and other non-current receivables				(1,168,702,000)		(68,296,820,000)
Non-Current accounts payable from related companies	$ (93,290,214,000)	$ (46,519,646,000)
Investments accounted for using the equity method				(3,441,664,000)
Intangible assets other than goodwill				(5,314,663,000)		(4,839,854,000)
Goodwill				(880,782,639,000)		(881,977,224,000)
Property, plant and equipment				(19,629,776,000)		(23,696,200,000)
Investment property				(7,421,940,000)		(6,795,155,000)
Assets for right of use				(11,108,000)		(47,674,000)
Deferred tax assets				(501,188,000)
TOTAL ASSETS				(948,823,367,000)		(679,875,383,000)
TOTAL CURRENT LIABILITIES				(193,523,189,000)		(120,461,904,000)
Other current financial liabilities				(1,829,216,000)		(1,926,445,000)
Current lease liabilities				(6,777,000)		(63,262,000)
Trade and other payables, current				(20,822,729,000)		(97,832,722,000)
Current accounts payable to related parties				(226,155,799,000)		(224,558,495,000)
Other current provisions				(501,735,000)		(446,231,000)
Current tax liabilities				(6,301,230,000)		(243,326,000)
Other current non-financial liabilities				(3,170,923,000)		(3,584,605,000)
TOTAL NON-CURRENT LIABILITIES				(1,201,777,912,000)		(868,557,231,000)
Other non-current financial liabilities				(708,851,139,000)		(738,201,642,000)
Non-current lease liabilities				(5,901,000)
Trade and other payables non-current				(487,000)		(487,000)
Non-Current accounts payable to related parties				(477,413,194,000)		(115,502,596,000)
Deferred tax liabilities				(4,238,467,000)		(1,690,218,000)
Non-current provisions for employee benefits				(19,745,658,000)		(16,542,724,000)
TOTAL EQUITY				(59,431,356,000)		(68,219,944,000)
Equity attributable to Enel Chile				(59,431,356,000)		(68,219,944,000)
Allocated capital				(2,248,228,369,000)		(2,466,234,139,000)
Retained earnings				(715,068,696,000)		(661,177,095,000)
Share Premium				(85,865,712,000)		(85,865,712,000)
Treasury shares				252,632,367,000
Other reserves				(1,759,357,684,000)		(1,787,411,276,000)
TOTAL LIABILITIES AND EQUITY				$ (948,823,367,000)		$ (679,875,383,000)